LEASES	12 Months Ended
Dec. 31, 2020
Leases
LEASES

NOTE 3 – LEASES

In accordance with ASC Topic 842, the Company recognizes assets and liabilities for the rights and obligations created by leases that extend more than twelve months from the date of the balance sheet. Right of use (“ROU”) assets represent our right to use an underlying asset for the lease term, while lease liabilities represent our obligation to make lease payments arising from the lease. Lease ROU assets and liabilities are recognized at the commencement date of a lease based on the present value of lease payments over the lease term. Because the rate implicit in each individual lease is not readily determinable, the Company uses its incremental borrowing rate to determine the present value of the lease payments.

The Company has entered into operating leases for three office locations, including one in February 2019 and one in May 2020 upon the acquisition of Ecessa. These leases have remaining lease terms of 2 to 7 years. One of the leases includes two options to extend the lease for 5 years each, and the other lease includes an option to terminate the lease in 2022. One lease includes a 3% rent adjustment on each anniversary of the lease and another includes a 2.5% annual rent adjustment as well as one free month each year. As of December 31, 2020, total ROU assets and operating lease liabilities were $413,000 and $411,000, respectively. As of December 31, 2019, total ROU assets and operating lease liabilities were $368,000 and $360,000, respectively. All operating lease expense is recognized on a straight-line basis over the lease term. In the years ended December 31, 2020 and 2019, the Company recognized $180,000 and $124,000 in lease expense, respectively. The Company also recognized $82,000 and $0 in sublease income for the years ended December 31, 2020 and 2019, respectively.

Information related to the Company’s ROU assets and related lease liabilities were as follows:

	Year Ended December 31
	2020	2019

Cash paid for operating leases	$185,000	$112,000
Right-of-use assets obtained in exchange for new operating lease obligations (1)	$209,000	$450,000

	As of December 31
	2020	2019
Weighted-average remaining lease term	2.2 years	3.3 years
Weighted-average discount rate	3.6%	4.5%

(1)	2019 includes $280,000 for operating leases existing on January 1, 2019 and $188,000 for operating leases that commenced in the first quarter of 2019. 2020 includes $209,000 for an operating lease assumed with the Ecessa acquisition in the second quarter.

Maturities of lease liabilities as of December 31, 2020 were as follows:

2021	$225,000
2022	152,000
2023	47,000
2024	4,000
Total lease payments	428,000
Less imputed interest	(17,000)
Total operating lease liabilities	$411,000

As of December 31, 2020, the Company does not have any additional future operating lease obligations that have not yet commenced.